Consolidated Statement of Cash Flows - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Cash flows from operating activities:
Net income (loss)	$ (597)	$ 305,542
Adjustments to reconcile net income (loss) to net cash used in operating activities
IPR&D write-off from Sonnet acquisition	0	35,605
Unrealized gain on HYPE digital assets	0	(709,875)
Loss on HYPE contribution commitment	0	169,156
Non cash - other expense	0	12,408
Gain (loss) from equity method investment in Guidant	0	362
Non cash staking and validator commission revenue	0	(9,460)
Stock-based compensation	0	893
Non cash issuance of shares to Board of Directors		104
Deferred income tax	0	183,475
Changes in operating assets and liabilities:
Prepaids and other current assets	0	(1,302)
Receivable from related party	0	(405)
Other non-current assets	0	252
Accounts payable	597	(2,114)
Other current liabilities	0	(3,788)
Net cash used in operating activities	0	(19,147)
Cash flows from investing activities:
Purchases of HYPE digital assets	0	(478,174)
Purchases of USDC	0	(307,293)
Sales of USDC	0	27
Cash received for the acquisition of Sonnet	0	10,347
Equity method investment	0	(2,326)
Net cash used in investing activities	0	(777,419)
Cash flows from financing activities:
Proceeds from issuance of equity	0	947,279
Payments for equity issuance costs	0	(2,315)
Repurchases of common stock	0	(10,481)
Net cash provided by financing activities	0	934,483
Net increase (decrease) in cash and cash equivalents	0	137,917
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	137,917
Supplemental disclosure of non-cash investing and financing activities:
Contributions of HYPE digital assets	0	580,466
Equity issued in acquisition of Sonnet	0	39,572
USDC converted into HYPE digital assets		295,242
Transfer of assets in exchange for equity method investment	$ 0	$ 711